Derivative Financial Instruments (Derivatives And Hedging-Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCL on Derivative	$ 13,889	$ 7,739
Amount of Gain (Loss) Reclassified from AOCL into Income	2,924	7,903
Interest Rate Swap Agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCL on Derivative	10,977	0
Interest Rate Swap Agreements [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCL into Income	164	164
NYMEX Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCL on Derivative	2,912	7,739
NYMEX Commodity Contracts [Member] | Product Sales Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCL into Income	$ 2,760	$ 7,739